Condensed Consolidated Interim Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 289,238	$ 146,713	$ 91,813
Accounts receivable, net	3,754	308
Inventories, net	112,628	98,312	65,981
Income tax receivable	8,157
Prepaid expenses and other current assets	28,313	19,815	7,678
Total current assets	442,090	265,148	165,471
Property and equipment, net	427,666	314,045	144,748
Right of use asset - operating, net	31,254	28,171	22,045
Right of use asset - finance, net	41,521	36,904	19,088
Intangible assets, net	123,106	93,800	30,036
Goodwill	71,123	74,100	7,316
Other assets	9,547	3,944	949
TOTAL ASSETS	1,146,307	816,112	385,996
Current liabilities:
Accounts payable and accrued liabilities	45,579	41,903	24,308
Income tax payable		5,875	8,327
Deferred revenue	6,186	7,178	2,404
Notes payable - current portion	4,667	2,000	2,000
Notes payable - related party - current portion	12,000	12,011	924
Warrant Liability			9,892
Operating lease liability - current portion	3,583	3,154	2,541
Finance lease liability - current portion	4,723	3,877	2,272
Total current liabilities	76,738	75,998	52,667
Long-term liabilities:
Notes payable	1,333	4,000	4,000
Notes Payable—Related Party			11,979
Operating lease liability	29,381	26,450	20,601
Finance lease liability	39,694	35,058	17,168
Private placement notes liability, net	118,673	117,165
Other long-term liabilities	4,145	3,915	118,256
Construction finance liability	90,263	82,047	22,956
Deferred tax liability	29,845	23,575	5,486
TOTAL LIABILITIES	390,072	368,208	253,114
Commitments and contingencies (see Note 17)
Common stock, no par value; unlimited shares authorized as of June 30, 2021 and December 31, 2020, 126,982,700 and 119,573,998 issued and outstanding as of June 30, 2021 and December 31, 2020, respectively	0	0	0
Additional paid-in-capital	522,898	275,644	76,192
Warrants	42,689	52,570
Accumulated earnings	190,648	119,690	56,691
TOTAL SHAREHOLDERS' EQUITY	756,235	447,904	132,883
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,146,307	816,112	385,996
Previously Reported [Member]
Current assets:
Property and equipment, net		317,701
Intangible assets, net		90,144	$ 26,380
Current liabilities:
Accounts payable and accrued liabilities		41,902
Long-term liabilities:
Other long-term liabilities		$ 121,080